Expense Example - NVIT Blueprint Aggressive Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years
USD ($)	107	360	632	1,410	116	422	750	1,678